RELATED PARTIES	12 Months Ended
Dec. 31, 2010
RELATED PARTIES
NOTE 33 – RELATED PARTIES

Our transactions with companies within the consolidation group are mainly carried out on market terms and conditions, and completely eliminated in consolidation

a) Transactions with unconsolidated entities

We present below the operations between Itaú Unibanco Holding and its consolidated subsidiaries with the entities accounted for following the equity method. The transactions between Itaú Unibanco Holding and its consolidated subsidiaries and investees under equity method are mainly banking transactions carried out under the conditions summarized below:

ASSETS	12/31/2010	12/31/2009	12/31/2008
Cash and due from banks
Tecnologia Bancária S.A.	422	-	-
Interbank investments
Porto Seguro S.A.	33	-	-
Dividends receivable
Unibanco Rodobens Administradora de Consórcios Ltda (*)	-	15	-
Porto Seguro S.A.	45	-	-
Receivables from related companies
Porto Seguro S.A.	87	-	-
LIABILITIES	12/31/2010	12/31/2009	12/31/2008
Demand deposits
ITAÚ UNIBANCO HOLDING S.A.	-	(54)	(129)
Tecnologia Bancária S.A.	-	(3)	-
Unibanco Rodobens Administradora de Consórcios Ltda (*)	-	(43)	-
Porto Seguro S.A.	(2)	-	-
Time deposits
Unibanco Rodobens Administradora de Consórcios Ltda (*)	-	(16)	-
CNF - Administradora de Consórcios Nacional Ltda (*)	-	(57)	-
Securities sold under repurchase agreements
Olimpia Promoção e Serviços S.A.	(19)	(26)	(28)
RESULT	01/01 to 12/31/2010	01/01 to 12/31/2009	01/01 to 12/31/2008
Funding expenses
Olimpia Promoção e Serviços S.A.	(2)	-	-
Porto Seguro S.A.	(16)	-	-
Third-party service expenses
Olimpia Promoção e Serviços S.A.	(2)	-	-
Other operating income
Porto Seguro S.A.	29	-	-
Fee and commission income
Porto Seguro S.A.	61	-	-
(*) Itaú Unibanco S.A. sold its equity interest in the companies to third parties at January 28, 2010.

b) Transactions with other entities of the Itaúsa Group of companies

The table below presents balances and transactions between Itaú Unibanco Holding and other entities of the Itaúsa Group.

LIABILITIES	12/31/2010	12/31/2009	12/31/2008
Demand deposits
ITH Zux Cayman Company Ltd.	-	(41)	(55)
Duratex S.A.	(6)	(18)	(32)
Interest-bearing deposits
Elekeiroz S.A.	(31)	(11)	(38)
Annual interest (%)	100.50% of CDI	100.00% of CDI	101.50% of CDI
Elekeiroz S.A.	-	-	(21)
Annual interest (%)	-	-	102.00% of CDI
Itaúsa Empreendimentos S.A.	-	(31)	(28)
Annual interest (%)	-	101.10% of CDI	102.30% of CDI
Itaúsa Empreendimentos S.A.	-	(17)	(16)
Annual interest (%)	-	100.80% of CDI	102.00% of CDI
Duratex S.A.	(41)	-	(39)
Annual interest (%)	100.00% of CDI	-	102.37% of CDI
Itautec S.A.	(8)	-	-
Annual interest (%)	100.32% of CDI	-	-
Securites purchased under resale agreements
Itaúsa Empreendimentos S.A.	(52)	(48)	-
Duratex S.A.	(8)	-	-
Itautec S.A.	(18)	-	-
Itaú Gestão de Ativos S.A.	(1)	(1)	-
Trade notes payable
Itautec S.A. (1)	-	(10)	(7)
Itaúsa Investimentos S.A.	-	(73)	-
Other liabilities – payable due to transactions with credit cards
Redecard S.A. (2)	-	-	(4,564)
TRANSACTIONS (other than interest income and interest expense recognized in the financial transactions above)
Fee and commission income
Itaúsa Investimentos S.A.	1	2	-
Itaúsa Empreendimentos S.A.	2	-	-
Duratex S.A.	2	-	-
Rent expenses
Itaúsa Investimentos S.A.	(1)	(1)	-
Equipment and sofwared purchased
Itautec S.A. (1)	(296)	(396)	(324)
Other operating income (expenses)
Itaúsa Investimentos S.A.	72	-	-
Non-operating income
Duratex S.A.	2	-	-
Itautec S.A.	2	-	-
(1) Maintence and services related to electronic equipment and software.
(2) Consolidated as from March 2009, at the time of the acquisition of control, as described in Note 3b.

c)   Other transactions with related parties

We have made no loans to our executive officers or directors because this practice is prohibited for all Brazilian banks by the Central Bank.

Banco Itaú has made donations regularly to Fundação Itaú Social, a charitable foundation whose objectives are:

•
to create the “Programa Itaú Social” (Itaú Social Program), aimed at coordinating activities of interest to the community, supporting and developing social, scientific and cultural projects, mainly in the elementary education and health care areas;

•	to support ongoing projects or initiatives, sustained or sponsored by entities qualified under "Programa Itaú Social";
•	to act as a supplier of ancillary services to the group companies.

In addition we rent buildings from Itaúsa, Fundação Itaubanco, FUNBEP and PREBEG.

Itaú is the founding partner and maintainer of Instituto Itaú Cultural - IIC, an entity whose purpose is the promotion and preservation of the Brazilian cultural heritage.

The donations made by Itaú Unibanco and services provided are as follows:

	01/01 to 12/31/2010	01/01 to 12/31/2009	01/01 to 12/31/2008
Donations made by Itaú
Instituto Itaú Cultural	(44)	(39)	(36)
Instituto Unibanco de Cinema	-	(10)	-
Associação Clube "A"	-	(1)	-
Receivables from (payable to) related companies
Fundação BEMGEPREV	(13)	-	-
UBB Prev Previdência Complementar	(17)	-	-
Fundação Banorte Manuel Baptista da Silva de Seguridade Social	(79)	-	-
Other	1	-	-
Rent expenses
Fundação Itaubanco	(15)	(24)	(23)
FUNBEP - Fundo de Pensão Multipatrocinado	(8)	(6)	-
Other	(1)	-	-
Fee and commission income
Fundação Itaubanco	10	9	6
FUNBEP - Fundo de Pensão Multipatrocinado	3	2	-
UBB Prev Previdência Complementar	3	3	-
Other	2	2	-